Consolidated Statements of Cash Flow - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Net income		$ 502	$ 717	$ 771	$ 1,423
Adjustments for the following items:
Depreciation		480	476	975	936
Adjustments for finance costs	[1]	44	89	102	177
Impairment charges (notes 8b and 12)		22	3	23	5
Income tax expense (note 9)		264	279	469	580
Income from equity investees (note 11)		(58)	(89)	(111)	(188)
Gain on sale of non-current assets		(3)	(20)	(6)	(22)
(Gain) loss on currency translation		(12)	6	26	9
Change in working capital (note 10)		(45)	(34)	(251)	(165)
Other operating activities (note 10)		(51)	(126)	1	(203)
Operating cash flows before interest and income taxes		1,143	1,301	1,999	2,552
Interest paid		(130)	(129)	(153)	(152)
Interest received	[1]	51	12	100	22
Income taxes paid	[2]	(232)	(260)	(338)	(494)
Net cash provided by operating activities		832	924	1,608	1,928
INVESTING ACTIVITIES
Capital expenditures (note 4)		(769)	(755)	(1,457)	(1,366)
Sales proceeds		3	22	6	23
Investment sales		0	122	0	382
Dividends received from equity method investments (note 11)		18	310	85	669
Shareholder loan repayments from equity method investments (note 11)		5	0	5	0
Net cash used in investing activities		(743)	(301)	(1,361)	(292)
FINANCING ACTIVITIES
Lease repayments		(4)	(4)	(8)	(10)
Dividends		(174)	(353)	(349)	(531)
Share buyback program		0	173	0	173
Funding from non-controlling interests (note 15)		10	0	10	0
Dividends paid to non-controlling interests, classified as financing activities		162	232	224	499
Pueblo Viejo JV partner shareholder loan		21	35	41	80
Net cash used in financing activities		(309)	(727)	(530)	(1,133)
Effect of exchange rate changes on cash and equivalents		0	(3)	0	(3)
Net increase (decrease) in cash and equivalents		(220)	(107)	(283)	500
Cash and equivalents at the beginning of period		4,377	5,887	4,440	5,280
Cash and equivalents at the end of period		$ 4,157	$ 5,780	$ 4,157	$ 5,780

[1]	2022 figures have been restated to reflect the change in presentation to present interest received ($12 million for the three months ended and $22 million for the six months ended June 30, 2022) separately from finance costs.
[2]	Income taxes paid excludes $28 million (2022: $10 million) for the three months ended June 30, 2023 and $56 million (2022: $36 million) for the six months ended June 30, 2023 of income taxes payable that were settled against offsetting VAT receivables.